Note 9 - Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Equity Method Investments [Table Text Block]
Entity	Vessel	Participation % December 31, 2020	Date Established /Acquired
Steadman Maritime Co.	Ensenada	49%	July 1, 2013
Marchant Maritime Co.	-	49%	July 8, 2013
Horton Maritime Co.	-	49%	June 26, 2013
Smales Maritime Co.	-	49%	June 6, 2013
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia	49%	September 22, 2015
Kemp Maritime Co.	Cape Akritas	49%	June 6, 2013
Hyde Maritime Co.	Cape Tainaro	49%	June 6, 2013
Skerrett Maritime Co.	Cape Artemisio	49%	December 23, 2013
Ainsley Maritime Co.	Cape Kortia	25%	June 25, 2013
Ambrose Maritime Co.	Cape Sounio	25%	June 25, 2013
Platt Maritime Co.	Polar Argentina	49%	May 18, 2015
Sykes Maritime Co.	Polar Brasil	49%	May 18, 2015

Equity Method Investments Summarized Financial Information [Table Text Block]
	December 31, 2019	December 31, 2020
Current assets	$49,787	$46,006
Non-current assets	531,448	516,171
Total assets	$581,235	$562,177

Current liabilities	$94,879	$30,148
Non-current liabilities	220,323	346,994
Total liabilities	$315,202	$377,142
	For the years ended December 31,
	2018	2019	2020
Voyage revenue	$148,614	$85,954	$96,533
Net income	$29,628	$28,040	$39,433